PowerShares by Invesco

3500 Lacey Road, Suite 700

    Downers Grove, IL 60515

February 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

CIK No. 0001595386

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) that the Prospectuses and the Statements of Additional Information, that would have been filed under Rule 497(c) of the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 11 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 11 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 23, 2017.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 630-868-7179.

Sincerely,

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC

800 983 0903    powershares.com    @PowerShares